Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Liabilities Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits from business partner	240,727	234,571
Fulfillment payable	78,834	72,448
Other tax payable	95,732	187,137
Operating lease liabilities - current	49,992	63,720
Refund liabilities	28,403	23,253
Others	28,690	63,653
Total	522,378	644,782